Expense Example - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIPStockSelectorAllCapPortfolio-InvestorPRO - VIP Stock Selector All Cap Portfolio - VIP Stock Selector All Cap Portfolio - Investor Class
Apr. 29, 2023 USD ($)
Expense Example:
1 year	$ 69
3 years	218
5 years	379
10 years	$ 847